8. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
8. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2014	2013
Advisory costs*	$44,591	$172,051
Travel and hotel costs	4,478	15,272
Development costs	14,174	10,063
Management fee	11,190	-
Interest	10,717	8,451
Wage tax return	17,992	15,177
Holiday pay allowance/Net salary	53,555	17,648
Penalty waiver	14,630	-
Marketing	70,347	-
Accrued stock liability	21,841	-
VAT related to Symbid Coop.	10,828	-
Other current liabilities	17,197	18,266
	$291,540	$256,928

*Accrued advisory costs in 2013 relate mainly to the PPO in December 2013.